Note 6 - Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Share-based Payment Arrangement, Expensed, Amount [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
General and administrative	$346	$378	$1,094	$1,089
Research and development	147	321	411	651
Total stock-based compensation expense	$493	$699	$1,505	$1,740

	Year Ended December 31,
	2022	2021
General and administrative	$1,467	$1,461
Research and development	808	912
Total stock-based compensation	$2,275	$2,373

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Year Ended December 31,
	2022	2021
Risk-free interest rate	1.6% to 3.3%	0.9% to 1.4%
Volatility	107.0% to 113.2%	114.8% to 118.8%
Expected life (years)	5.3 to 6.3	5.3 to 6.2
Expected dividend yield	—%	—%

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding, December 31, 2021	1,438,352	$6.35	$8.45	7.8	$—
Granted	842,832	$1.26	$1.49
Exercised	—	$—	$—
Forfeited	(5,834)	$15.57	$24.39
Outstanding, December 31, 2022	2,275,350	$4.44	$5.83	7.8	$—
Exercisable, December 31, 2022	927,723	$7.53	$10.38	6.3	$—

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)
Unvested Shares, December 31, 2021	220,559	$4.59	3.0
Granted	452,334	$1.49
Vested	(65,421)	$4.98
Unvested Shares, December 31, 2022	607,472	$2.24	3.1